UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.7%
	COMMUNICATIONS – 6.6%
17,020	Comcast Corp. - Class A	$926,739
13,695	DIRECTV*	950,844
47,540	News Corp.*	758,738
12,320	Tribune Co.*	917,840
		3,554,161
	CONSUMER DISCRETIONARY – 9.8%
17,920	Bed Bath & Beyond, Inc.*	1,144,192
2,061	Biglari Holdings, Inc.*	900,575
30,290	H&R Block, Inc.	920,816
11,085	McDonald's Corp.	1,043,874
19,360	Ross Stores, Inc.	1,314,738
		5,324,195
	CONSUMER STAPLES – 16.0%
15,135	Core-Mark Holding Co., Inc.	1,144,963
45,525	CST Brands, Inc.	1,453,613
8,630	JM Smucker Co.	831,846
34,320	Mondelez International, Inc. - Class A	1,123,980
16,340	PepsiCo, Inc.	1,313,083
11,180	Target Corp.	633,235
29,100	Unilever PLC - ADR	1,123,551
14,240	Wal-Mart Stores, Inc.	1,063,443
		8,687,714
	ENERGY – 9.1%
19,780	Carrizo Oil & Gas, Inc.*	812,958
10,720	Chevron Corp.	1,196,674
11,080	Gulfport Energy Corp.*	675,326
4,985	Pioneer Natural Resources Co.	844,060
10,560	Range Resources Corp.	910,167
5,985	SEACOR Holdings, Inc.*	503,817
		4,943,002
	FINANCIALS – 22.9%
13,685	Allied World Assurance Co. Holdings A.G.	1,408,460
13,940	American Express Co.	1,185,179
26,390	American International Group, Inc.	1,265,664
13,870	Berkshire Hathaway, Inc. - Class B*	1,547,892
16,715	CIT Group, Inc.	778,083
24,160	Comerica, Inc.	1,106,528
5,810	Enstar Group Ltd.*	720,208
24,465	JPMorgan Chase & Co.	1,354,382
22,310	Loews Corp.	994,803
39,300	Northfield Bancorp, Inc.	488,499

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
9,220	Rayonier, Inc. - REIT	$408,077
30,050	U.S. Bancorp	1,193,887
		12,451,662
	HEALTH CARE – 8.5%
12,000	Covidien PLC	818,880
11,230	Johnson & Johnson	993,518
20,245	Medtronic, Inc.	1,145,057
23,025	UnitedHealth Group, Inc.	1,664,247
		4,621,702
	INDUSTRIALS – 15.9%
28,660	CSX Corp.	771,241
12,540	Deere & Co.	1,077,938
16,300	Emerson Electric Co.	1,074,822
27,410	Oshkosh Corp.	1,483,978
15,775	Raytheon Co.	1,499,729
8,880	Union Pacific Corp.	1,547,251
10,450	United Technologies Corp.	1,191,509
		8,646,468
	MATERIALS – 1.5%
20,980	Owens Corning*	800,387

	TECHNOLOGY – 8.4%
43,895	Convergys Corp.	894,141
5,975	International Business Machines Corp.	1,055,663
30,710	Microsoft Corp.	1,162,373
12,700	Motorola Solutions, Inc.	810,260
29,529	TeleTech Holdings, Inc.*	644,323
		4,566,760
	TOTAL COMMON STOCKS (Cost $42,608,222)	53,596,051

	SHORT-TERM INVESTMENTS – 0.9%
501,954	Fidelity Institutional Money Market Fund, 0.03%1	501,954

	TOTAL SHORT-TERM INVESTMENTS (Cost $501,954)	501,954

	TOTAL INVESTMENTS – 99.6% (Cost $43,110,176)	54,098,005
	Other Assets in Excess of Liabilities – 0.4%	241,048

	TOTAL NET ASSETS – 100.0%	$54,339,053

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.0%
	AUSTRIA – 2.7%
64,779	IMMOFINANZ A.G.	$305,514

	BERMUDA – 1.0%
59,364	GP Investments Ltd.*	115,614

	BRAZIL – 5.6%
14,298	BM&FBovespa S.A.	56,817
79,700	Cia Providencia Industria e Comercio S.A.	270,808
41,671	MRV Engenharia e Participacoes S.A.	142,455
23,600	Sonae Sierra Brasil S.A.	152,554
		622,634
	BRITISH VIRGIN ISLANDS – 1.4%
212,342	Symphony International Holdings Ltd.*	159,257

	CHILE – 1.8%
88,980	Quinenco S.A.	196,249

	HONG KONG – 21.9%
935,000	Asian Citrus Holdings Ltd.	246,943
1,354,000	Bosideng International Holdings Ltd.	244,891
66,271	China Cord Blood Corp.*	259,782
17,000	Clear Media Ltd.	15,546
171,000	Dah Chong Hong Holdings Ltd.	100,402
123,475	Digital China Holdings Ltd.	120,899
320,000	Emperor Entertainment Hotel Ltd.	179,438
828,000	Emperor International Holdings	217,745
1,986,000	Golden Meditech Holdings Ltd.	179,062
361,628	Qingling Motors Co., Ltd. - Class H	100,373
1,686,401	REXLot Holdings Ltd.	263,154
1,077,700	VST Holdings Ltd.	280,218
77,500	Yue Yuen Industrial Holdings Ltd.	239,110
		2,447,563
	INDONESIA – 1.2%
1,031,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	139,272

	JAPAN – 3.6%
43,000	Chugoku Marine Paints Ltd.	232,953
9,400	Ibiden Co., Ltd.	172,287
		405,240
	LUXEMBOURG – 4.0%
25,367	Adecoagro S.A.*	190,506

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	LUXEMBOURG (Continued)
14,144	APERAM*	$253,720
		444,226
	MALAYSIA – 1.5%
76,500	Cahya Mata Sarawak Bhd	169,566

	MEXICO – 2.6%
736,400	Consorcio ARA S.A.B. de C.V.*	290,177

	NORWAY – 5.5%
10,573	Cermaq A.S.A.	107,793
132,133	Dolphin Group AS*	101,394
13,529	Petroleum Geo-Services A.S.A.	140,364
415,000	Vard Holdings Ltd.*	266,526
		616,077
	PANAMA – 1.2%
5,106	Banco Latinoamericano de Comercio Exterior S.A. - Class E	129,692

	PAPUA NEW GUINEA – 1.1%
22,412	New Britain Palm Oil Ltd.	124,347

	ROMANIA – 2.0%
899,590	Fondul Proprietatea S.A.	219,942

	SINGAPORE – 5.7%
407,000	Ascendas India Trust	218,354
6,838	China Yuchai International Ltd.	145,308
271,000	Golden Agri-Resources Ltd.	110,030
13,996	Kulicke & Soffa Industries, Inc.*	162,913
		636,605
	SOUTH AFRICA – 1.2%
416,176	KAP Industrial Holdings Ltd.	129,218

	SOUTH KOREA – 14.8%
16,930	Daekyo Co., Ltd.	117,330
986	Dongwon Industries Co., Ltd.	269,218
3,115	Fila Korea Ltd.	242,575
1,002	NongShim Co., Ltd.	253,657
5,225	Samsung C&T Corp.	284,156
7,680	Samsung Card Co., Ltd.	248,377
2,009	Sindoh Co., Ltd.	115,874
7,360	SL Corp.	117,956
		1,649,143
	TAIWAN – 3.3%
23,000	Asustek Computer, Inc.	211,015

Advisory Research Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
80,000	Grand Ocean Retail Group Ltd.	$157,864
		368,879
	THAILAND – 2.5%
22,900	Bangkok Bank PCL	118,761
432,200	Sri Trang Agro-Industry PCL	160,705
		279,466
	TURKEY – 2.9%
130,123	Turkiye Sinai Kalkinma Bankasi AS	98,171
121,452	Turkiye Sise ve Cam Fabrikalari AS	134,513
10,906	Yazicilar Holding AS - Class A	85,982
		318,666
	UNITED ARAB EMIRATES – 1.9%
22,288	Dragon Oil PLC	214,871

	UNITED KINGDOM – 2.7%
47,412	Investec PLC	305,938

	UNITED STATES – 1.9%
24,913	Tecumseh Products Co. - Class A*	209,269

	TOTAL COMMON STOCKS (Cost $10,886,718)	10,497,425

	SHORT-TERM INVESTMENTS – 5.4%
599,101	Fidelity Institutional Money Market Fund, 0.03%1	599,101

	TOTAL SHORT-TERM INVESTMENTS (Cost $599,101)	599,101

	TOTAL INVESTMENTS – 99.4% (Cost $11,485,819)	11,096,526
	Other Assets in Excess of Liabilities – 0.6%	67,725

	TOTAL NET ASSETS – 100.0%	$11,164,251

PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.2%
	AUSTRALIA – 0.7%
21,769	GrainCorp Ltd. - Class A	$144,631

	AUSTRIA – 1.1%
45,215	IMMOFINANZ A.G.	213,245

	BERMUDA – 1.7%
17,327	Catlin Group Ltd.	150,070
1,550	Enstar Group Ltd.*	192,138
		342,208
	CANADA – 0.8%
50,880	Genesis Land Development Corp.*	157,601

	DENMARK – 0.8%
3,239	D/S Norden A/S	151,347

	FRANCE – 5.7%
1,993	Cie Generale des Etablissements Michelin	209,632
4,464	GDF Suez	98,529
2,525	Nexans S.A.	118,315
5,633	Saft Groupe S.A.	197,157
2,000	Sanofi	195,510
3,617	Total S.A.	206,343
1,993	Vallourec S.A.	99,496
		1,124,982
	GERMANY – 2.6%
3,539	Rheinmetall A.G.	226,526
4,945	Talanx A.G.	158,255
500	Volkswagen A.G.	126,177
		510,958
	HONG KONG – 2.5%
600,000	Asian Citrus Holdings Ltd.	158,466
808,000	Bosideng International Holdings Ltd.	146,139
350,000	Emperor International Holdings	92,042
32,500	Yue Yuen Industrial Holdings Ltd.	100,272
		496,919
	JAPAN – 8.7%
35,000	Aozora Bank Ltd.	99,745
5,500	Arcs Co., Ltd.	102,681
4,300	Azbil Corp.	101,688
38,000	Bank of Yokohama Ltd.	191,014

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
35,000	Chugoku Marine Paints Ltd.	$189,613
26,000	Denki Kagaku Kogyo KK	99,713
1,900	Hogy Medical Co., Ltd.	98,216
5,500	Hokuto Corp.	101,210
3,538	Inaba Denki Sangyo Co., Ltd.	112,319
4,000	MS&AD Insurance Group Holdings	92,677
7,100	Ryosan Co., Ltd.	148,048
26,000	Sankyu, Inc.	97,890
7,900	Star Micronics Co., Ltd.	91,286
2,100	Toyota Industries Corp.	95,953
5,300	Unipres Corp.	95,193
		1,717,246
	LUXEMBOURG – 2.4%
15,541	APERAM*	278,780
12,281	ArcelorMittal	202,391
		481,171
	NETHERLANDS – 2.7%
8,648	Delta Lloyd N.V.	222,160
2,096	Koninklijke DSM N.V.	138,736
4,894	Royal Dutch Shell PLC - A Shares	169,538
		530,434
	NORWAY – 2.6%
6,133	Aker A.S.A.	183,824
13,692	Petroleum Geo-Services A.S.A.	142,055
290,000	Vard Holdings Ltd.*	186,247
		512,126
	PANAMA – 0.5%
3,678	Banco Latinoamericano de Comercio Exterior S.A. - Class E	93,421

	SOUTH KOREA – 1.7%
2,553	Fila Korea Ltd.	198,810
4,450	Samsung Card Co., Ltd.	143,917
		342,727
	SWEDEN – 1.0%
11,424	Industrivarden A.B. - C Shares	206,588

	SWITZERLAND – 3.9%
1,900	Allied World Assurance Co. Holdings A.G.	195,548

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
900	Baloise Holding A.G.	$107,502
5,000	GAM Holding A.G.	83,914
2,633	Novartis A.G.	208,103
490	Syngenta A.G.	173,221
		768,288
	UNITED KINGDOM – 6.7%
24,145	CNH Industrial N.V.*	253,313
27,781	Greggs PLC	230,596
15,000	HSBC Holdings PLC	153,928
32,086	Investec PLC	206,357
4,597	Unilever PLC - ADR	177,490
45,462	Vodafone Group PLC	168,470
36,940	WM Morrison Supermarkets PLC	145,568
		1,335,722
	UNITED STATES – 52.1%
5,453	Alexander & Baldwin, Inc.	213,267
11,840	American Capital Ltd.*	184,822
1,720	American Express Co.	146,234
5,370	American International Group, Inc.	257,545
3,460	Bed Bath & Beyond, Inc.*	220,921
1,719	Berkshire Hathaway, Inc. - Class B*	191,840
556	Biglari Holdings, Inc.*	242,950
4,966	Carrizo Oil & Gas, Inc.*	204,103
1,520	Chevron Corp.	169,678
3,903	CIT Group, Inc.	181,685
15,150	CNO Financial Group, Inc.	256,641
5,280	Comerica, Inc.	241,824
5,033	Convergys Corp.	102,522
3,497	Core-Mark Holding Co., Inc.	264,548
9,470	CST Brands, Inc.	302,377
5,850	CSX Corp.	157,424
2,858	Deere & Co.	245,674
41,493	Destination XL Group, Inc.*	223,232
2,140	DIRECTV*	148,580
3,003	Emerson Electric Co.	198,018
7,170	Forestar Group, Inc.*	143,400
5,566	Gulfport Energy Corp.*	339,248
4,382	H&R Block, Inc.	133,213
10,000	hhgregg, Inc.*	82,600
990	International Business Machines Corp.	174,913
880	JM Smucker Co.	84,823

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,658	JPMorgan Chase & Co.	$202,507
4,175	Loews Corp.	186,163
1,737	McDonald's Corp.	163,573
5,388	Microsoft Corp.	203,936
6,870	Mondelez International, Inc. - Class A	224,993
1,649	Motorola Solutions, Inc.	105,206
9,380	News Corp.*	149,705
13,150	Nicholas Financial, Inc.	207,507
15,912	Northfield Bancorp, Inc.	197,786
3,280	Oshkosh Corp.	177,579
4,000	Owens Corning*	152,600
2,540	PepsiCo, Inc.	204,114
1,502	Pioneer Natural Resources Co.	254,319
1,220	Range Resources Corp.	105,152
1,860	Raytheon Co.	176,830
2,170	Ross Stores, Inc.	147,365
2,248	SEACOR Holdings, Inc.*	189,237
1,713	Susser Holdings Corp.*	104,459
27,280	Tecumseh Products Co. - Class A*	229,152
8,000	TeleTech Holdings, Inc.*	174,560
25,000	TravelCenters of America LLC*	215,000
3,331	Tribune Co.*	248,159
5,200	U.S. Bancorp	206,596
1,271	Union Pacific Corp.	221,459
1,860	United Technologies Corp.	212,077
3,120	UnitedHealth Group, Inc.	225,514
6,000	Viad Corp.	157,740
2,011	Wal-Mart Stores, Inc.	150,181
		10,305,551
	TOTAL COMMON STOCKS (Cost $18,209,435)	19,435,165

	SHORT-TERM INVESTMENTS – 0.6%
114,489	Fidelity Institutional Money Market Fund, 0.03%1	114,489

	TOTAL SHORT-TERM INVESTMENTS (Cost $114,489)	114,489

	TOTAL INVESTMENTS – 98.8% (Cost $18,323,924)	19,549,654
	Other Assets in Excess of Liabilities – 1.2%	241,817

	TOTAL NET ASSETS – 100.0%	$19,791,471

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	AUSTRIA – 2.5%
6,343	IMMOFINANZ A.G.	$29,915
74	Lenzing A.G.	4,477
		34,392
	BERMUDA – 2.0%
3,322	Catlin Group Ltd.	28,772

	CANADA – 1.5%
6,789	Genesis Land Development Corp.*	21,029

	DENMARK – 1.0%
303	D/S Norden A/S	14,158

	FRANCE – 10.0%
280	Cie Generale des Etablissements Michelin	29,452
967	GDF Suez	21,344
314	Nexans S.A.	14,713
443	Saft Groupe S.A.	15,505
253	Sanofi	24,732
375	Total S.A.	21,393
270	Vallourec S.A.	13,479
		140,618
	GERMANY – 6.7%
422	Rheinmetall A.G.	27,012
653	Rhoen Klinikum A.G.	19,255
643	Talanx A.G.	20,578
108	Volkswagen A.G.	27,254
		94,099
	HONG KONG – 5.7%
72,000	Asian Citrus Holdings Ltd.	19,016
96,000	Bosideng International Holdings Ltd.	17,363
77,000	Emperor International Holdings	20,249
72,000	Integrated Waste Solutions Group Holdings Ltd.*	3,710
6,500	Yue Yuen Industrial Holdings Ltd.	20,054
		80,392
	IRELAND – 0.5%
1,662	Beazley PLC	6,967

	ITALY – 1.0%
1,551	Buzzi Unicem S.p.A.	14,610

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 23.7%
7,000	Aozora Bank Ltd.	$19,949
700	Arcs Co., Ltd.	13,069
600	Azbil Corp.	14,189
3,500	Bank of Yokohama Ltd.	17,593
4,000	Chugoku Marine Paints Ltd.	21,670
700	Daiseki Co., Ltd.	12,884
5,000	Denki Kagaku Kogyo KK	19,175
300	Hogy Medical Co., Ltd.	15,508
700	Hokuto Corp.	12,881
700	Ibiden Co., Ltd.	12,830
500	Inaba Denki Sangyo Co., Ltd.	15,873
400	Japan Petroleum Exploration Co.	14,823
1,000	Namco Bandai Holdings, Inc.	22,694
1,000	Ryosan Co., Ltd.	20,852
300	Secom Co., Ltd.	16,854
2,000	Shinko Plantech Co., Ltd.	14,892
3,300	SKY Perfect JSAT Holdings, Inc.	16,991
1,200	Star Micronics Co., Ltd.	13,866
500	Toyota Industries Corp.	22,846
700	Unipres Corp.	12,573
		332,012
	LUXEMBOURG – 3.6%
1,546	APERAM*	27,733
1,342	ArcelorMittal	22,116
		49,849
	NETHERLANDS – 5.7%
916	Delta Lloyd N.V.	23,531
190	Koninklijke DSM N.V.	12,576
859	Royal Dutch Shell PLC - A Shares	29,758
194	Wereldhave N.V. - REIT	14,752
		80,617
	NORWAY – 3.4%
650	Aker A.S.A.	19,482
1,367	Petroleum Geo-Services A.S.A.	14,183
21,666	Vard Holdings Ltd.*	13,915
		47,580
	PANAMA – 1.0%
535	Banco Latinoamericano de Comercio Exterior S.A. - Class E	13,589

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 1.0%
33,000	Golden Agri-Resources Ltd.	$13,398

	SOUTH KOREA – 4.9%
296	Fila Korea Ltd.	23,050
83	Hyundai Motor Co.	18,013
850	Samsung Card Co., Ltd.	27,490
		68,553
	SWEDEN – 2.1%
819	Industrivarden A.B. - C Shares	14,811
458	Investor A.B. - B Shares	14,807
		29,618
	SWITZERLAND – 6.7%
155	Baloise Holding A.G.	18,514
703	GAM Holding A.G.	11,798
376	Novartis A.G.	29,718
56	Syngenta A.G.	19,797
51	Zurich Insurance Group A.G.	14,786
		94,613
	UNITED KINGDOM – 14.5%
2,776	CNH Industrial N.V.*	29,124
3,572	Greggs PLC	29,649
2,746	HSBC Holdings PLC	28,179
4,269	Investec PLC	27,456
788	Subsea 7 S.A.	13,532
736	Unilever PLC - ADR	28,417
6,840	Vodafone Group PLC	25,347
5,447	WM Morrison Supermarkets PLC	21,465
		203,169
	TOTAL COMMON STOCKS (Cost $1,273,725)	1,368,035

	SHORT-TERM INVESTMENTS – 2.7%
37,533	Fidelity Institutional Money Market Fund, 0.03%1	37,533

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,533)	37,533

	TOTAL INVESTMENTS – 100.2% (Cost $1,311,258)	$1,405,568
	Liabilities in Excess of Other Assets – (0.2)%	(2,765)

	TOTAL NET ASSETS – 100.0%	$1,402,803

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.4%
	AUSTRALIA – 1.4%
254,383	GrainCorp Ltd. - Class A	$1,690,099

	AUSTRIA – 2.8%
563,334	IMMOFINANZ A.G.	2,656,825
9,360	Lenzing A.G.	566,207
		3,223,032
	BELGIUM – 0.8%
14,389	Befimmo S.A. - REIT	979,578

	BERMUDA – 2.1%
281,979	Catlin Group Ltd.	2,442,226

	CANADA – 0.9%
193,671	Genesis Land Development Corp. *1	599,924
130,100	Genesis Land Development Corp. *	402,985
		1,002,909
	DENMARK – 3.3%
42,786	D/S Norden A/S	1,999,242
31,102	NKT Holding A/S	1,809,500
		3,808,742
	FRANCE – 2.9%
26,466	Nexans S.A.	1,240,129
32,913	Saft Groupe S.A.	1,151,968
19,915	Vallourec S.A.	994,209
		3,386,306
	GERMANY – 7.8%
37,179	DMG MORI SEIKI A.G.	1,196,151
20,938	Hochtief A.G.	1,666,580
36,847	Rheinmetall A.G.	2,358,516
62,757	Rhoen Klinikum A.G.	1,850,549
63,034	Talanx A.G.	2,017,283
		9,089,079
	HONG KONG – 6.8%
4,416,752	Asian Citrus Holdings Ltd.	1,166,510
7,210,000	Bosideng International Holdings Ltd.	1,304,037
2,480,000	Emperor Entertainment Hotel Ltd.	1,390,644
4,859,083	Emperor International Holdings	1,277,827
7,251,000	Golden Meditech Holdings Ltd.	653,765
1,490,000	Integrated Waste Solutions Group Holdings Ltd.*	76,766

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
662,000	Yue Yuen Industrial Holdings Ltd.	$2,042,464
		7,912,013
	IRELAND – 1.4%
389,890	Beazley PLC	1,634,423

	ITALY – 1.1%
25,067	Buzzi Unicem S.p.A.2	456,720
84,768	Buzzi Unicem S.p.A.2	798,499
		1,255,219
	JAPAN – 29.0%
523,000	Aozora Bank Ltd.	1,490,471
75,750	Arcs Co., Ltd.	1,414,199
73,800	Azbil Corp.	1,745,245
442,000	Bank of Yokohama Ltd.	2,221,790
78,150	Chiyoda Corp.	1,201,362
320,250	Chugoku Marine Paints Ltd.	1,734,957
93,800	Daiseki Co., Ltd.	1,726,507
404,000	Denki Kagaku Kogyo KK	1,549,380
101,000	Doshisha Co., Ltd.	1,351,922
19,200	Hogy Medical Co., Ltd.	992,496
113,600	Hokuto Corp.	2,090,452
33,600	Horiba Ltd.	1,216,391
62,200	Ibiden Co., Ltd.	1,140,027
34,938	Inaba Denki Sangyo Co., Ltd.	1,109,159
31,400	Japan Petroleum Exploration Co.	1,163,594
51,000	Maruichi Steel Tube Ltd.	1,326,545
50,600	Namco Bandai Holdings, Inc.	1,148,335
65,265	Ryosan Co., Ltd.	1,360,895
310,000	Sankyu, Inc.	1,167,151
137,100	Shinko Plantech Co., Ltd.	1,020,840
321,200	SKY Perfect JSAT Holdings, Inc.	1,653,777
123,200	Star Micronics Co., Ltd.	1,423,608
42,000	Tokyo Ohka Kogyo Co., Ltd.	834,378
94,300	Unipres Corp.	1,693,727
		33,777,208
	LUXEMBOURG – 2.5%
162,478	APERAM*	2,914,590

	NETHERLANDS – 5.3%
108,320	Delta Lloyd N.V.	2,782,648

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
30,775	Koninklijke DSM N.V.	$2,037,019
18,480	Wereldhave N.V. - REIT	1,405,205
		6,224,872
	NORWAY – 4.9%
59,049	Aker A.S.A.	1,769,875
82,360	Cermaq A.S.A.	839,672
117,877	Petroleum Geo-Services A.S.A.	1,222,980
2,872,586	Vard Holdings Ltd.*	1,844,862
		5,677,389
	PANAMA – 1.2%
53,435	Banco Latinoamericano de Comercio Exterior S.A. - Class E	1,357,249

	SINGAPORE – 1.2%
1,117,000	Ascendas India Trust	599,268
2,083,000	Golden Agri-Resources Ltd.	845,729
		1,444,997
	SOUTH KOREA – 5.7%
4,389	Dongwon Industries Co., Ltd.	1,198,375
25,033	Fila Korea Ltd.	1,949,401
7,022	NongShim Co., Ltd.	1,777,623
52,040	Samsung Card Co., Ltd.	1,683,014
		6,608,413
	SWEDEN – 1.5%
99,704	Industrivarden A.B. - C Shares	1,803,018

	SWITZERLAND – 4.5%
14,843	Baloise Holding A.G.	1,772,947
71,792	GAM Holding A.G.	1,204,865
29,061	Pargesa Holding S.A.	2,338,031
		5,315,843
	UNITED KINGDOM – 7.3%
477,827	Colt Group S.A.*	993,673
282,953	Greggs PLC	2,348,654
305,649	Investec PLC	1,965,741
71,125	Subsea 7 S.A.	1,221,390

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
517,962	WM Morrison Supermarkets PLC	$2,041,109
		8,570,567
	TOTAL COMMON STOCKS (Cost $100,580,064)	110,117,772

	SHORT-TERM INVESTMENTS – 4.8%
5,580,459	Fidelity Institutional Money Market Fund, 0.03%3	5,580,459

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,580,459)	5,580,459

	TOTAL INVESTMENTS – 99.2% (Cost $106,160,523)	115,698,231
	Other Assets in Excess of Liabilities – 0.8%	898,690

	TOTAL NET ASSETS – 100.0%	$116,596,921

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.

1	Canadian security traded in the U.S.

2	Company has multiple classes of shares.

3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 85.1%
	CONSUMER DISCRETIONARY – 12.6%
24,010	ARC Document Solutions, Inc.*	$181,996
455	Biglari Holdings, Inc.*	198,817
5,673	Boise Cascade Co.*	172,969
19,165	hhgregg, Inc.*	158,303
		712,085
	CONSUMER STAPLES – 2.9%
18,900	TravelCenters of America LLC*	162,540

	ENERGY – 9.4%
3,830	Carrizo Oil & Gas, Inc.*	157,413
6,910	Delek U.S. Holdings, Inc.	209,373
1,920	SEACOR Holdings, Inc.*	161,626
		528,412
	FINANCIALS – 38.2%
5,300	Alexander & Baldwin, Inc.	207,283
5,540	Capital Bank Financial Corp. - Class A*	127,697
7,180	Capital Southwest Corp.	245,340
6,545	Forestar Group, Inc.*	130,900
45,170	Gramercy Property Trust, Inc. - REIT*	262,889
11,505	Kennedy-Wilson Holdings, Inc.	276,350
3,110	National Bank Holdings Corp. - Class A	60,583
9,500	Northfield Bancorp, Inc.	118,085
5,600	Popular, Inc.*	147,840
10,305	Silver Bay Realty Trust Corp. - REIT	163,540
3,715	State Bank Financial Corp.	63,638
22,110	Trade Street Residential, Inc. - REIT	178,207
14,685	Winthrop Realty Trust - REIT	168,584
		2,150,936
	INDUSTRIALS – 17.4%
7,680	ESCO Technologies, Inc.	268,032
24,600	Great Lakes Dredge & Dock Corp.*	185,238
4,300	Powell Industries, Inc.	264,063
12,445	Tecumseh Products Co. - Class A*	104,538
9,890	UTi Worldwide, Inc.	154,877
		976,748
	MATERIALS – 4.6%
12,790	Ferro Corp.*	160,898

Advisory Research Small Company Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

2,995	LSB Industries, Inc.*	$99,165
		260,063
	TOTAL COMMON STOCKS (Cost $4,906,509)	4,790,784

	SHORT-TERM INVESTMENTS – 8.3%
465,766	Fidelity Institutional Money Market Fund, 0.03%1	465,766

	TOTAL SHORT-TERM INVESTMENTS (Cost $465,766)	465,766

	TOTAL INVESTMENTS – 93.4% (Cost $5,372,275)	5,256,550
	Other Assets in Excess of Liabilities – 6.6%	373,319

	TOTAL NET ASSETS – 100.0%	$5,629,869

REIT – Real Estate Investment Trust

*	Non-income producing security.

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 7.2%
	COMMUNICATIONS – 1.0%
16,060	AT&T, Inc.	$535,119
12,610	BCE, Inc.	529,242
		1,064,361
	CONSUMER STAPLES – 1.7%
15,205	Altria Group, Inc.	535,520
10,580	Kraft Foods Group, Inc.	553,863
15,350	Unilever PLC - ADR	592,663
		1,682,046
	ENERGY – 1.1%
7,780	ConocoPhillips	505,311
8,230	Royal Dutch Shell PLC - ADR	599,391
		1,104,702
	FINANCIALS – 1.2%
10,040	Oaktree Capital Group LLC	586,436
14,900	Rayonier, Inc. - REIT	659,474
		1,245,910
	HEALTH CARE – 0.6%
10,790	GlaxoSmithKline PLC - ADR	556,117

	MATERIALS – 0.5%
17,690	Potash Corp. of Saskatchewan, Inc.	554,051

	UTILITIES – 1.1%
7,860	Duke Energy Corp.	555,073
13,770	Southern Co.	567,875
		1,122,948
	TOTAL COMMON STOCKS (Cost $6,598,444)	7,330,135

Principal Amount

	CORPORATE BONDS – 44.5%
	COMMUNICATIONS – 1.2%
$1,200,000	CenturyLink, Inc. 6.450%, 6/15/2021	1,249,500

	CONSUMER DISCRETIONARY – 3.7%
1,500,000	Ingram Micro, Inc. 5.250%, 9/1/2017	1,644,932
1,450,000	L Brands, Inc. 5.625%, 2/15/2022	1,471,750

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$600,000	Vail Resorts, Inc. 6.500%, 5/1/20191	$634,500
		3,751,182
	ENERGY – 6.9%
934,000	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/20211	1,074,692
750,000	Frontier Oil Corp. 6.875%, 11/15/20181	802,500
1,050,000	Peabody Energy Corp. 6.500%, 9/15/2020	1,099,875
1,100,000	QEP Resources, Inc. 6.800%, 4/1/2018	1,166,000
	Range Resources Corp.
700,000	6.750%, 8/1/20201	757,750
500,000	5.750%, 6/1/20211	530,000
1,450,000	SEACOR Holdings, Inc. 7.375%, 10/1/2019	1,595,000
		7,025,817
	FINANCIALS – 25.4%
2,200,000	Allstate Corp. 5.750%, 8/15/20531, 2	2,228,600
2,895,000	American Express Co. 6.800%, 9/1/20661, 2	3,115,744
2,750,000	Bank of America Corp. 8.000%, 7/29/20491, 2	3,042,407
950,000	Charles Schwab Corp. 7.000%, 2/28/20491, 2	1,064,475
3,150,000	General Electric Capital Corp. 7.125%, 12/29/20491, 2	3,539,812
1,150,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/20381, 2	1,336,875
3,700,000	JPMorgan Chase & Co. 7.900%, 4/29/20491, 2	4,092,940
1,880,000	Leucadia National Corp. 8.125%, 9/15/2015	2,072,700
1,200,000	Prudential Financial, Inc. 8.875%, 6/15/20381, 2	1,458,240
1,150,000	SLM Corp. 8.450%, 6/15/2018	1,332,563
1,625,000	Wells Fargo & Co. 7.980%, 3/29/20491, 2	1,832,188

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$620,000	Weyerhaeuser Co. 7.950%, 3/15/2025	$773,479
		25,890,023
	INDUSTRIALS – 0.4%
425,000	Oshkosh Corp. 8.250%, 3/1/20171	444,125

	MATERIALS – 4.9%
1,450,000	Alcoa, Inc. 5.400%, 4/15/20211	1,514,328
1,125,000	ArcelorMittal 6.125%, 6/1/2018	1,223,438
1,450,000	Ball Corp. 5.750%, 5/15/20211	1,522,500
715,000	Owens Corning 6.500%, 12/1/2016	795,337
		5,055,603
	UTILITIES – 2.0%
1,955,000	Southern California Edison Co. 6.250%, 8/1/20491, 2	2,037,096

	TOTAL CORPORATE BONDS (Cost $44,900,568)	45,453,346

Number of Shares

	MUTUAL FUNDS – 1.3%
50,530	PIMCO Corporate & Income Strategy Fund	840,314
35,630	Wells Fargo Advantage Multi-Sector Income Fund	504,164

	TOTAL MUTUAL FUNDS (Cost $1,260,173)	1,344,478

	PREFERRED STOCKS – 42.9%
	COMMUNICATIONS – 2.1%
	Telephone & Data Systems, Inc.
31,000	6.875%, 11/15/20151	754,230
55,400	7.000%, 3/15/20161	1,377,244
		2,131,474
	FINANCIALS – 38.5%
62,150	Affiliated Managers Group, Inc. 6.375%, 8/15/20171	1,476,684
45,000	Alexandria Real Estate Equities, Inc. 6.450%, 3/15/20171	1,027,800

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
44,000	American Financial Group, Inc. 6.375%, 6/12/20171	$1,092,080
28,288	Ameriprise Financial, Inc. 7.750%, 6/15/20141	731,245
29,000	Associated Banc-Corp 8.000%, 9/15/20161	802,140
26,000	BB&T Corp. 5.850%, 5/1/20171	588,640
65,000	Capital One Financial Corp. 6.000%, 9/1/20171	1,481,350
58,000	Charles Schwab Corp. 6.000%, 9/1/20171	1,373,440
51,630	Citigroup Capital IX 6.000%, 2/14/20331	1,302,109
45,000	Citigroup Capital XIII 7.875%, 10/30/20151, 2	1,220,850
50,000	CommonWealth REIT 7.500%, 11/15/20141	1,040,000
45,000	Discover Financial Services 6.500%, 12/1/20171	1,074,600
40,000	Fifth Third Bancorp 6.625%, 12/31/20231, 2	1,020,000
	Goldman Sachs Group, Inc.
50,000	5.500%, 5/10/20231, 2	1,156,000
27,500	6.500%, 11/1/20161	711,425
12,342	Hartford Financial Services Group, Inc. 7.875%, 4/15/20221, 2	361,867
53,647	HSBC USA, Inc. 6.500%, N/A1,4	1,301,476
37,000	Kimco Realty Corp. 6.000%, 3/20/20171	826,950
65,760	Morgan Stanley Capital Trust IV 6.250%, 4/1/20331	1,619,011
30,000	Morgan Stanley Capital Trust VI 6.600%, 2/1/20461	747,300
89,880	PNC Financial Services Group, Inc. 6.125%, 5/1/20221, 2	2,290,142
13,213	Post Properties, Inc. 8.500%, 10/1/20261	794,432
40,608	PS Business Parks, Inc. 6.875%, 10/15/20151	1,002,611
	Public Storage
14,000	6.500%, 4/14/20161	348,460
51,955	6.875%, 4/15/20151	1,341,998

Advisory Research Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
53,600	Raymond James Financial, Inc. 6.900%, 3/15/20171	$1,380,200
40,000	SL Green Realty Corp. 6.500%, 8/10/20171	940,000
62,136	Stifel Financial Corp. 6.700%, 1/15/20151	1,620,507
116,900	U.S. Bancorp 6.000%, 4/15/20171, 2	3,221,764
45,993	Vornado Realty Trust 6.875%, 4/20/20161	1,145,226
73,265	Wells Fargo & Co. 8.000%, 12/15/20171	2,088,785
	Zions Bancorporation
42,000	6.300%, 3/15/20231, 2	1,017,660
43,250	6.950%, 9/15/20231, 2	1,167,750
		39,314,502
	UTILITIES – 2.3%
43,050	Dominion Resources, Inc. 8.375%, 6/15/20141	1,112,842
51,320	NextEra Energy Capital Holdings, Inc. 8.750%, 3/1/20141	1,310,200
		2,423,042
	TOTAL PREFERRED STOCKS (Cost $44,478,615)	43,869,018

	SHORT-TERM INVESTMENTS – 3.2%
3,241,021	Fidelity Institutional Money Market Fund, 0.03%3	3,241,021

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,241,021)	3,241,021

	TOTAL INVESTMENTS – 99.1% (Cost $100,478,821)	101,237,998
	Other Assets in Excess of Liabilities – 0.9%	889,911

	TOTAL NET ASSETS – 100.0%	$102,127,909

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	Callable.

2	Variable, floating or step rate security.

3	The rate is the annualized seven-day yield at period end.

4	Perpetual security. Maturity date is not applicable.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

Note 1 – Organization
Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Value Fund (the “Global Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The All Cap Value Fund and Strategic Income Fund are diversified funds.  The Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund are non-diversified funds.  The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation.  The Strategic Income Fund’s primary investment objective is to seek high current income.  The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Value Fund commenced investment operations on July 30, 2010, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service.  The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At January 31, 2014, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund
Cost of Investments	$43,110,176	$11,485,819	$18,344,096	$1,320,635

Gross Unrealized Appreciation	$11,408,057	$412,098	$1,987,447	$155,070
Gross Unrealized Depreciation	(420,228)	(801,391)	(781,889)	(70,137)
Net Unrealized Appreciation/(Depreciation)	$10,987,829	$(389,293)	$1,205,558	$84,933

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of Investments	$106,215,372	$5,372,275	$100,478,821

Gross Unrealized Appreciation	$14,725,181	$146,739	$3,076,626
Gross Unrealized Depreciation	(5,242,322)	(262,464)	(2,317,449)
Net Unrealized Appreciation/(Depreciation)	$9,482,859	$(115,725)	$759,177

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2014, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$53,596,051	$-	$-	$53,596,051
Short-Term Investments	501,954	-	-	501,954
Total Investments	$54,098,005	$-	$-	$54,098,005

1	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$15,546	$-	$-	$15,546
Consumer Discretionary	561,850	2,534,348	-	3,096,198
Consumer Staples	422,646	1,019,120	-	1,441,766
Energy	-	676,571	-	676,571
Financials	714,459	1,512,860	-	2,227,319
Health Care	159,257	179,062	-	338,319
Industrials	354,577	427,231	-	781,808
Materials	467,057	790,752	-	1,257,809
Technology	162,913	499,176	-	662,089
Total Common Stocks	2,858,305	7,639,120	-	10,497,425
Short-Term Investments	599,101	-	-	599,101
Total Investments	$3,457,406	$7,639,120	$-	$11,096,526

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

Global Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$546,444	$168,470	$-	$714,914
Consumer Discretionary	1,529,195	1,198,702	-	2,727,897
Consumer Staples	1,727,985	883,152	-	2,611,137
Energy	1,261,737	715,093	-	1,976,830
Financials	3,298,924	2,305,238	-	5,604,162
Health Care	225,514	501,829	-	727,343
Industrials	1,618,213	1,000,086	-	2,618,299
Materials	354,991	979,559	-	1,334,550
Technology	761,137	260,367	-	1,021,504
Utilities	-	98,529	-	98,529
Total Common Stocks	11,324,140	8,111,025	-	19,435,165
Short-Term Investments	114,489	-	-	114,489
Total Investments	$11,438,629	$8,111,025	$-	$19,549,654

International All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$-	$42,338	$-	$42,338
Consumer Discretionary	21,029	214,471	-	235,500
Consumer Staples	28,417	109,478	-	137,895
Energy	13,532	95,662	-	109,194
Financials	13,589	359,629	-	373,218
Health Care	19,255	69,958	-	89,213
Industrials	-	118,567	-	118,567
Materials	26,593	129,040	-	155,633
Technology	-	72,249	-	72,249
Utilities	-	34,228	-	34,228
Total Common Stocks	122,415	1,245,620	-	1,368,035
Short-Term Investments	37,533	-	-	37,533
Total Investments	$159,948	$1,245,620	$-	$1,405,568

International Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Communications	$993,673	$1,653,777	$-	$2,647,450
Consumer Discretionary	1,002,909	10,738,789	-	11,741,698
Consumer Staples	839,672	14,572,750	-	15,412,422
Energy	1,221,390	3,538,542	-	4,759,932
Financials	2,336,827	28,727,426	-	31,064,253
Health Care	1,850,549	1,646,261	-	3,496,810
Industrials	-	18,959,749	-	18,959,749
Materials	566,207	14,984,328	-	15,550,535
Technology	-	4,758,416	-	4,758,416
Utilities	-	1,726,507	-	1,726,507
Total Common Stocks	8,811,227	101,306,545	-	110,117,772
Short-Term Investments	5,580,459	-	-	5,580,459
Total Investments	$14,391,686	$101,306,545	$-	$115,698,231

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

*
In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $7,639,120 $8,111,025, $1,245,620 and $101,306,545 of investment securities from the Emerging Markets Opportunities Fund, Global Value Fund, International All Cap Value and International Small Cap Value Fund, respectively, were classified as Level 2 instead of Level 1.

**	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of January 31, 2014, certain securities of the Global Value Fund, the International All Cap Value Fund and the International Small Cap Value Fund transferred Levels due to the Funds performing a fair value adjustment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International All Cap Value Fund	International Small Cap Value Fund
Beginning balance October 31, 2013	$4,347	$90,650
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(3,710)	(76,766)
Total realized gain/(loss)	(1,350)	(40,411)
Total unrealized appreciation/(depreciation)	1,356	40,674
Purchases	-	-
Sales	(643)	(14,147)
Ending balance January 31, 2014	$-	$-

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$4,790,784	$-	$-	$4,790,784
Short-Term Investments	465,766	-	-	465,766
Total Investments	$5,256,550	$-	$-	$5,256,550

1	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$7,330,135	$-	$-	$7,330,135
Corporate Bonds1	-	45,453,346	-	45,453,346
Mutual Funds	1,344,478	-	-	1,344,478
Preferred Stocks1	43,869,018	-	-	43,869,018
Total	52,543,631	45,453,346	-	97,996,977
Short-Term Investments	3,241,021	-	-	3,241,021
Total Investments	$55,784,652	$45,453,346	$-	$101,237,998

1	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	3/31/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	3/31/14

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/14

* Print the name and title of each signing officer under his or her signature.